Fees Summary	Jun. 17, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ (0)
Total Fee Amount	2,006.97
Total Transaction Valuation	14,532,745
Total Offset Amount	(0)
Net Fee	$ 2,006.97